Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Mar. 31, 2019	Sep. 10, 2018	Mar. 26, 2018	Feb. 28, 2017
Common stock, shares issued		28,677	21,222	31,731
Board Of Directors Chairman [Member]
Sale of stock price per share								$ 2.11
Common stock, shares issued								0.1
Three Directors [Member]
Sale of stock price per share							$ 0.83
Common stock, shares issued							200,000
Sterne Kessler Goldstein Fox Pllc [Member]
Amount paid to related party		$ 30,000	$ 30,000
Convertible Debt [Member] | Subsequent Event [Member]
Conversion price					$ 0.25
Interest rate					8.00%
Amended Promissory Note [Member] | Secured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Interest rate	4.00%
Maturity date	Apr. 30, 2022
Amended Promissory Note [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Interest rate	4.00%
Maturity date	Apr. 30, 2022
Promissory Notes [Member] | Secured Debt [Member]
Interest rate		12.00%
Promissory Notes [Member] | Secured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Interest rate	8.00%
Maturity date	Mar. 31, 2020
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member]
Amount paid to related party		$ 60,000	$ 70,000
Interest rate		8.00%
Maturity date		Mar. 31, 2020
Secured notes payable		$ 800,000
Debt		$ 800,000
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Interest rate	8.00%
Maturity date	Mar. 31, 2020
Promissory Notes [Member] | Convertible Debt [Member]
Interest rate		8.00%
Promissory Notes [Member] | Convertible Debt [Member] | Director [Member]
Debt						$ 100,000
Promissory Notes [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
Debt						100,000
Promissory Notes [Member] | Convertible Debt [Member] | Board Of Directors Chairman [Member]
Debt						100,000
Promissory Notes [Member] | Convertible Debt [Member] | Stacie Wilf [Member]
Debt						$ 100,000
Promissory Notes [Member] | Convertible Debt [Member] | Related Parties [Member]
Conversion price						$ 0.40
Debt						$ 400,000
Convertible Notes Dated September192018 [Member] | Convertible Debt [Member]
Maturity date		Sep. 19, 2023
Convertible Notes Dated September102018 [Member] | Convertible Debt [Member]
Maturity date		Sep. 07, 2023
Modifed Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member]
Interest rate		12.00%